Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 4,521	$ 8,960	$ 8,964
Income taxes at Swiss tax rate of 18.5% for 2023, 18% for 2022 and 18.5% for 2021	836	1,613	1,658
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	(43)	267	217
Tax effects of losses not recognized	71	74	124
Previously unrecognized tax losses now utilized	(401)	(217)	(179)
Non-taxable and lower taxed income	(165)	(316)	(252)
Non-deductible expenses and additional taxable income	1,017	414	487
Adjustments related to prior years - current tax	(15)	(33)	(38)
Adjustments related to prior years - deferred tax	10	19	(3)
Change in deferred tax recognition	(273)	(217)	(341)
Adjustments to deferred tax balances arising from changes in tax rates	0	0	(1)
Other items	169	240	230
Income tax expense / (benefit)	$ 1,206	$ 1,844	$ 1,903
Applicable tax rate	18.50%	18.00%	18.50%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 3,174	$ 4,052	$ 2,983
Increase / (decrease) resulting from:
Income tax expense / (benefit)	849	642	640
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	1,347	4,907	5,981
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 356	$ 1,202	$ 1,263